PRINCIPAL ACCOUNTING POLICIES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Short-term investments	$ 105,135	$ 20,221
Fair Value, Recurring
Assets:
Investments at fair value, available-for-sale debt securities	30,824
Liabilities
Put right liabilities		13,852
Fair Value, Recurring | Level 3
Assets:
Investments at fair value, available-for-sale debt securities	$ 30,824
Liabilities
Put right liabilities		$ 13,852